Mainland China Employee Contribution Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Mainland China Employee Contribution Plan [Abstract]
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
12.	MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were US$1,139K and US$635K respectively, for the six months ended June 30, 2017 and 2018.

14.	MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Group incurred for the plan were US$2,238, US$2,362 and US$2,527, respectively, for the years ended December 31, 2015, 2016 and 2017.